Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following as of June 30, 2022 and December 31, 2021:

	JUNE 30, 2022	DECEMBER 31, 2021

	($ in thousands)
Computer hardware and software	$868	$732
Laboratory equipment	20,815	19,590
Leasehold improvements	10,883	10,442
Manufacturing equipment	1,214	—
Construction in progress	11,636	1,894

Total	45,416	32,658
Less: Accumulated depreciation and amortization	(13,331)	(9,259)

Property and equipment, net	$32,085	$23,399

As of June 30, 2022 and December 31, 2021, property and equipment, net included capital lease assets of approximately $2.5 million, with accumulated amortization of approximately $1.7 million and $1.5 million, respectively. Depreciation and amortization expense for the three and six months ended June 30, 2022 was approximately $2.0 million and $4.1 million, respectively, and $1.2 million and $2.3 million for the three and six months ended June 30, 2021, respectively.
Included in construction in progress as of June 30, 2022 was approximately $6.2 million of leasehold improvements that have been funded through tenant incentive allowances associated with leases signed in September 2021 and March 2022 related to laboratory, office and greenhouse space.

8.	PROPERTY AND EQUIPMENT, NE T
Property and equipment, net consisted of the following as of December 31, 2020 and 2021 (in thousands):

	DECEMBER 31,
	2020	2021
Computer hardware and software	$533	$732
Laboratory equipment	8,040	19,590
Leasehold improvements	4,545	10,442
Construction in progress	6,847	1,894
Total	19,965	32,658
Less: Accumulated depreciation and amortization	(3,686)	(9,259)
Property and equipment, net	$16,279	$23,399

As of December 31, 2020 and 2021, property and equipment, net included capital lease assets of approximately $2.5 million, with accumulated
amortization of approximately $0.9 million and $1.5 million, respectively, within the consolidated balance sheets. Depreciation and amortization expense for the years ended December 31, 2020 and 2021, was approximately $1.7 million and $5.7 million respectively, within the consolidated statements of operations.